Document And Entity Information	3 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001828805
Document Type	POS AM
Entity Registrant Name	AELUMA, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 6 (this “Post-Effective Amendment No. 6”) to the Registration Statement on Form S-1 (File No. 333-259179), initially filed on August 30, 2021, as amended and declared effective on October 8, 2024 (collectively, the “Registration Statement”), is being filed to include information from the Company’s Quarterly Report on Form 10-Q that was filed with the Securities Exchange Commission on November 12, 2025. The Company filed Post-Effective Amendment No. 4 on October 6, 2025 to include information from the Company’s Annual Report on Form 10-K that was filed with the Securities Exchange Commission on September 9, 2025, but due to the government shutdown, it was not declared effective.No additional securities are being registered under this Post-Effective Amendment No. 6. All applicable registration fees were previously paid.
Amendment Flag	true